Lease right-of-use assets and lease liabilities (Details Narrative)	1 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Monthly lease payments	$ 13,662	$ 20,509	$ 13,997	$ 21,197
Right-of-use asset					$ 384,770
Incremental borrowing rate					15.00%
Operating lease expense					$ 125,971	$ 154,351
Amortization expense					$ 4,272	$ 10,751